UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets
Mortgage loans held for sale, at fair value	$ 160,025	$ 160,025		$ 248,826			$ 1,854,435
Liabilities [Abstract]
Other liabilities	$ 40,278			$ 59,933			$ 76,158	$ 44,690	$ 47,588
Convertible preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Convertible preferred stock, authorized (in shares)		0		602,405,839
Convertible preferred stock, issued (in shares)				332,314,737
Convertible preferred stock, outstanding (in shares)		0	332,314,737	332,314,737	332,314,737	332,314,737	108,721,433		107,634,678
Convertible preferred stock, liquidation preference				$ 420,742
Equity, Attributable to Parent [Abstract]
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001
Common stock, authorized (in shares)		3,300,000,000		1,086,027,188
Common stock, issued (in shares)		737,585,438		299,783,421
Common stock, outstanding (in shares)		737,585,438		299,783,421